INVESTMENT AT EQUITY (Tables)	12 Months Ended	9 Months Ended
	Sep. 30, 2011	Jun. 30, 2012 Boomerang Systems Middle East [Member]	Jun. 30, 2012 Boomerang Stokes Mechanical Parking [Member]
Schedule of Equity Method Investments [Table Text Block]

During the fiscal year ended September30,2011, the Company made additional investments in the UAE joint venture of $247,395.  Based on the equity method, the49% loss we have recognized on this investment for the year ended September30,2011was $153,019.  After factoring in the loss, our carrying value on this investment was $139,836at September30,2011.

Balance as of September30,2009	$20,420
Additional investment	133,825
Loss on investment (40%)	(108,785)
Balance as of September30,2010	$45,460
Additional investment	247,395
Loss on investment (49%)	$(153,019)
Balance as of September30,2011	$139,836

During the nine months ended June 30, 2012, the Company made additional investments in the UAE joint venture of $45,600.  Based on the equity method, the 49% loss we recognized on this investment for the nine months ended June 30, 2012 was $44,150.  After factoring in the loss, our carrying value on this investment was $141,286 at June 30, 2012.

Balance as of September 30, 2011	$139,836
Additional investment	45,600
Loss on investment (49%)	(44,150)
Balance as of June 30, 2012	$141,286

During the nine months ended June 30, 2012, the Company made an investment of $141,000 in the joint venture. Based on the equity method, the 50% loss we recognized on this investment for the nine months ended June 30, 2012 was $61,276. After factoring in the loss, our carrying value on this investment was $79,724 at June 30, 2012.

Balance as of September 30, 2011	$-
Additional investment	141,000
Loss on investment (50%)	(61,276)
Balance as of June 30, 2012	$79,724